SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - SECURITIZE, INC. AND SUBSIDIARIES - Concentration Risk (Details) - Securitize, Inc. and Subsidiaries - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Concentration Risk [Line Items]
Revenue	$ 19,478,466	$ 14,034,019	$ 62,152,140	$ 18,636,170
Total
Concentration Risk [Line Items]
Revenue			$ 12,865,119	$ 11,450,969
Total | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage			21.00%	62.00%
Customer A
Concentration Risk [Line Items]
Revenue				$ 4,000,000
Customer A | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage				21.00%
Customer B
Concentration Risk [Line Items]
Revenue				$ 2,713,785
Customer B | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage				15.00%
Customer C
Concentration Risk [Line Items]
Revenue				$ 2,567,315
Customer C | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage				14.00%
Customer D
Concentration Risk [Line Items]
Revenue				$ 2,169,869
Customer D | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage				12.00%
Customer E
Concentration Risk [Line Items]
Revenue			$ 6,556,218
Customer E | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage			11.00%
Customer F
Concentration Risk [Line Items]
Revenue			$ 6,308,901
Customer F | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage			10.00%